Other operating income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 1,969	€ 859	€ 697	[1]
Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Gains on divestment of some mature products	655	418	307
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	1,147	195	164
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income	€ 1,178	245	€ 199
Daiichi Sankyo | Other operating income (expense)
Disclosure Of Other Operating Income [Line Items]
Other operating income		€ 119

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.